Revenue, Other Income and Gains - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from contracts with customer
Rendering of services			$ 1,029
Sales of goods		$ 3
Revenue from contracts with customer	$ 75,676	57,264	49,133
Licensing of intellectual property
Revenue from contracts with customer
License and collaboration revenue	5,625	4,523	7,570
JSC service
Revenue from contracts with customer
License and collaboration revenue	$ 70,051	$ 52,738	$ 40,534